Investments - Schedule of Gross Unrealized Losses on Fixed Maturity Securities and Equity Securities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) security	Dec. 31, 2018 USD ($) security
Debt Securities, Available-for-sale [Line Items]
Fair value of securities in a continuous unrealized loss position, Less than 12 months	$ 0.0	$ 109.4
Fair value of securities in a continuous unrealized loss position, 12 months or more	21.1	14.0
Total	21.1	123.4
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	0.0	(3.6)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	(0.4)	(1.0)
Unrealized losses on securities in a continuous unrealized loss position, Total	$ (0.4)	$ (4.6)
Total gross unrealized losses as a percentage of the aggregate fair value of the related securities		1.00%
Percentage of gross unrealized losses in a continuous loss position for less than twelve months	3.00%	79.00%
Number of individual securities comprising total gross unrealized losses | security	11	81
Asset-backed
Debt Securities, Available-for-sale [Line Items]
Fair value of securities in a continuous unrealized loss position, Less than 12 months	$ 0.0	$ 63.2
Fair value of securities in a continuous unrealized loss position, 12 months or more	21.1	0.0
Total	21.1	63.2
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	0.0	(1.8)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	(0.4)	0.0
Unrealized losses on securities in a continuous unrealized loss position, Total	$ (0.4)	(1.8)
Commercial mortgage-backed
Debt Securities, Available-for-sale [Line Items]
Fair value of securities in a continuous unrealized loss position, Less than 12 months		0.0
Fair value of securities in a continuous unrealized loss position, 12 months or more		3.3
Total		3.3
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months		0.0
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more		(0.2)
Unrealized losses on securities in a continuous unrealized loss position, Total		(0.2)
Residential mortgage-backed
Debt Securities, Available-for-sale [Line Items]
Fair value of securities in a continuous unrealized loss position, Less than 12 months		0.0
Fair value of securities in a continuous unrealized loss position, 12 months or more		8.2
Total		8.2
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months		0.0
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more		(0.4)
Unrealized losses on securities in a continuous unrealized loss position, Total		(0.4)
U.S. corporate
Debt Securities, Available-for-sale [Line Items]
Fair value of securities in a continuous unrealized loss position, Less than 12 months		40.5
Fair value of securities in a continuous unrealized loss position, 12 months or more		2.5
Total		43.0
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months		(1.5)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more		(0.4)
Unrealized losses on securities in a continuous unrealized loss position, Total		(1.9)
Foreign corporate
Debt Securities, Available-for-sale [Line Items]
Fair value of securities in a continuous unrealized loss position, Less than 12 months		5.7
Fair value of securities in a continuous unrealized loss position, 12 months or more		0.0
Total		5.7
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months		(0.3)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more		0.0
Unrealized losses on securities in a continuous unrealized loss position, Total		$ (0.3)